Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets. As of March 31, 2017 and December 31, 2016, restricted cash consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$531	$358

Non-current restricted cash
Liquefaction Project	1,000	—

RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets. As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$357,953	$189,260